Putnam Investments
100 Federal Street
Boston, MA 02110
January 3, 2019

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Funds Trust (the “Trust”) (Reg. Nos. (333-515) (811-07513)), on behalf of Putnam Emerging
Markets Equity Fund, Putnam Global Communications Fund, Putnam Global Consumer Fund, Putnam
Global Financials Fund, Putnam Global Industrials Fund and Putnam Global Technology Fund; (the
‘Funds”) Post-Effective Amendment No.304 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No 304 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 27, 2018.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Putnam Funds Trust

On behalf of:
Putnam Emerging Markets Equity Fund, Putnam
Global Communications Fund, Putnam Global
Consumer Fund, Putnam Global Financials Fund,
Putnam Global Industrials Fund and Putnam Global
Technology Fund

Very truly yours,

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:    James E. Thomas, Esq.